COMMITMENTS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments
Office lease payments recognized as expense	$ 81	$ 81	$ 83
Commitments expenditures	$ 2,930